INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

6.    INCOME TAXES

The following table reconciles income taxes at the Corporation’s domestic statutory tax rate of 26.5% in 2021 (26.5% in 2020 and 26.6% in 2019) with income taxes in the consolidated statements of income:

	2021	2020	2019
Income taxes at domestic statutory tax rate	$231.5	$233.6	$238.5
(Reduction) increase resulting from:
Non-deductible charges, non-taxable income and differences between current and future tax rates	(5.7)	(1.5)	(3.7)
Tax consolidation transactions (note 26)	(47.0)	(44.7)	(55.7)
Other	1.5	0.5	—
Income taxes	$180.3	$187.9	$179.1

6.    INCOME TAXES (continued)

The significant items comprising the Corporation’s net deferred income tax liability and their impact on the deferred income tax expense are as follows:

	Consolidated		Consolidated
	balance sheets		income statements
	2021	2020	2021	2020	2019
Defined benefit plans	$23.9	$50.2	$(2.3)	$(2.5)	$5.2
Contract assets	(41.2)	(65.5)	(24.3)	6.7	4.5
Property, plant and equipment	(435.5)	(459.9)	(24.4)	(15.7)	9.2
Goodwill, intangible assets and other assets	(327.6)	(319.5)	7.4	11.7	67.0
Long-term debt and derivative financial instruments	(7.1)	(15.2)	(6.1)	0.6	1.1
Other	24.8	19.3	(5.5)	(1.4)	(2.8)
	$(762.7)	$(790.6)	$(55.2)	$(0.6)	$84.2

Changes in the net deferred income tax liability are as follows:

	2021	2020
Balance at beginning of year	$(790.6)	$(809.5)
Recognized in income as continuing operations	55.2	0.6
Recognized in other comprehensive income	(26.6)	21.1
Business acquisitions	(0.7)	(2.8)
Balance at end of year	$(762.7)	$(790.6)

There are no income tax consequences attached to the payment of dividends or distributions by the Corporation to its shareholder.